Schedule of investments
Delaware Ivy Science and Technology Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.44%
Communication Services — 13.59%
Alphabet Class A †	1,245,224	$ 109,866,114
Netflix †	392,631	115,779,029
Pinterest Class A †	6,510,146	158,066,345
Take-Two Interactive Software †	550,454	57,318,775
T-Mobile US †	1,384,527	193,833,780
		634,864,043
Consumer Discretionary — 9.40%
Amazon.com †	2,482,171	208,502,364
Aptiv †	1,077,580	100,355,025
Etsy †	792,843	94,966,735
Luminar Technologies *, †	7,068,682	34,989,976
		438,814,100
Healthcare — 8.06%
Danaher	466,495	123,817,103
Edwards Lifesciences †	716,881	53,486,491
Intuitive Surgical †	185,729	49,283,190
Ionis Pharmaceuticals *, †	1,340,222	50,620,185
Vertex Pharmaceuticals †	256,056	73,943,852
West Pharmaceutical Services	107,516	25,303,890
		376,454,711
Industrials — 2.18%
Copart †	474,684	28,903,509
L3Harris Technologies	349,777	72,827,069
		101,730,578
Information Technology — 66.21%
Ambarella †	1,288,466	105,950,559
Amphenol Class A	2,176,517	165,720,004
Analog Devices	968,340	158,836,810
Apple	1,414,134	183,738,431
ASML Holding	394,830	215,735,112
Aspen Technology †	236,978	48,675,281
Autodesk †	517,300	96,667,851
Broadcom	47,784	26,717,468
Cadence Design Systems †	614,142	98,655,771
CDW	135,743	24,240,985
Flex †	1,325,205	28,438,899
Intuit	314,248	122,311,607
Keysight Technologies †	168,461	28,818,623
KLA	351,314	132,455,917
Mastercard Class A	360,192	125,249,564
Microchip Technology	2,152,604	151,220,431
Micron Technology	2,289,882	114,448,302
Microsoft	1,436,053	344,394,230
NVIDIA	634,986	92,796,854
ON Semiconductor *, †	2,030,856	126,664,489
PayPal Holdings †	479,204	34,128,909
Seagate Technology Holdings *	2,645,664	139,188,383
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Shift4 Payments Class A *, †	1,776,092	$ 99,336,826
Taiwan Semiconductor Manufacturing ADR	440,581	32,818,879
VeriSign †	870,904	178,918,518
WNS Holdings ADR †	1,251,314	100,092,607
Zebra Technologies Class A †	449,717	115,311,936
		3,091,533,246
Total Common Stocks (cost $3,971,412,395)		4,643,396,678

Short-Term Investments — 1.10%
Money Market Mutual Funds — 1.10%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	12,772,937	12,772,937
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	12,772,936	12,772,936
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	12,772,937	12,772,937
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	12,772,936	12,772,936
Total Short-Term Investments (cost $51,091,746)		51,091,746

Total Value of Securities Before Securities Lending Collateral—100.54% (cost $4,022,504,141)		4,694,488,424

NQ-IV008 [12/22] 2/23 (2741171)    1

Schedule of investments
Delaware Ivy Science and Technology Fund   (Unaudited)
	Number of shares	Value (US $)
Securities Lending Collateral — 0.68%
Money Market Mutual Fund — 0.68%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	31,738,570	$ 31,738,570
Total Securities Lending Collateral (cost $31,738,570)		31,738,570

Total Value of Securities—101.22% (cost $4,054,242,711)		4,726,226,994■
Obligation to Return Securities Lending Collateral — (0.68%)		(31,738,570)
Liabilities Net of Receivables and Other Assets — (0.54%)		(25,028,147)
Net Assets Applicable to 120,690,569 Shares Outstanding—100.00%		$4,669,460,277

†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $197,406,366 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $172,173,343.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ-IV008 [12/22] 2/23 (2741171)